Debt Securities Available for Sale - Debt securities available- for-sale - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale
Proceeds from sale of debt securities available-for-sale	$ 99,445,000	$ 0	$ 14,423,000
Debt Securities, Available-for-sale, Realized Gain (Loss)	(20,000)	0	$ 83,000
Gross Unrealized Losses	$ 39,817,000	$ 209,307,000